Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 86,882
2013	78,946
2014	35,061
2015	9,328
2016	7,257
Thereafter	23,327
Total future minimum lease payments	$ 240,801